Leases - Additional Information (Details) - CAD ($) $ in Millions	1 Months Ended
	Jul. 31, 2024	May 31, 2024
Processing facilities
Disclosure Of leases
Term of contract lease for a processing facility		7 years
Exercised right to purchase the processing facility		$ 78.8
Office space
Disclosure Of leases
Increase in right-of-use assets	$ 30.9
Lease liability, Current	3.4
Lease liability, non-current	$ 34.4
Incremental borrowing rate	7.00%